Per share amounts (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Basic earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ (204,942)	$ (61,611)
Weighted average common shares outstanding	395,792,686	395,792,522
Basic earnings (loss) per common share	$ (0.52)	$ (0.16)
Diluted earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ (204,942)	$ (61,611)
Weighted average common shares outstanding	395,792,686	395,792,522
Weighted average common shares outstanding, assuming dilution	395,793,000	395,793,000
Diluted earnings (loss) per common share	$ (0.52)	$ (0.16)